As filed with the Securities and Exchange Commission on December 15, 2020.

1933 Act Registration No. 333-207937

1940 Act Registration No. 811-23108

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 166	☒

and/or
Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 171	☒

Amplify ETF Trust

(Exact name of registrant as specified in charter)

310 South Hale Street

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (855) 267-3837

Christian Magoon

Amplify ETF Trust

310 South Hale Street

Wheaton, Illinois 60187

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on December 17, 2020 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 166

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 153, as it relates to the Amplify International BlackSwan Core ETF (formerly, the Amplify International BlackSwan Growth & Treasury Core ETF) (the “Fund”), a series of the Registrant, until December 17, 2020. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 153 under the Securities Act of 1933 as it relates to the Fund, filed on July 24, 2020, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on December 15, 2020.

Amplify ETF Trust

By:	/s/ Christian Magoon
Christian Magoon
Chairman of the Board of Trustees
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date

/s/ Christian Magoon	President and Chief Executive Officer		December 15, 2020
Christian Magoon
)
Michael DiSanto*	Trustee	)
)
			By:	/s/ Christian Magoon
		)	Christian Magoon
John Phillips*	Trustee	)	Attorney-In-Fact
		)	December 15, 2020
)
Rick Powers*	Trustee	)
)
)
Mark Tucker*	Trustee	)
)

*	Original powers of attorney authorizing Christian Magoon and John Phillips to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and filed as an exhibit and are incorporated by reference herein.